Leases	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES

NOTE 5:- LEASES

The Company is a party to three lease agreements for its facilities in Israel which expire in October 2027. In addition, the Company also leases a vehicle under an operating lease agreement, which expires in 2027.

Aggregate lease payments for the right of use assets over the remaining lease period as of June 30, 2025 are as follows:

Remaining of 2025	$90,961
2026	181,923
2027	136,576

Total undiscounted cash flows	$409,460
Less - imputed interest	21,370

Present value of operating lease liabilities	$388,090

The weighted-average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Weighted-average remaining lease term (years)	2.28

Weighted-average discount rate	5.25%